Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.12%
Communication services: 5.81%
Diversified telecommunication services: 2.37%
AT&T, Inc.	79,596	$1,888,813
Verizon Communications, Inc.	54,611	2,151,127
		4,039,940
Interactive media & services: 1.09%
Alphabet, Inc. Class A	4,550	928,291
Alphabet, Inc. Class C	4,539	933,218
		1,861,509
Media: 2.35%
Charter Communications, Inc. Class A†	152	52,515
Comcast Corp. Class A	61,633	2,074,567
News Corp. Class A	66,818	1,878,922
		4,006,004
Consumer discretionary: 5.92%
Automobiles: 0.05%
General Motors Co.	1,882	93,084
Broadline retail: 1.67%
Coupang, Inc.†	120,927	2,842,994
Diversified consumer services: 0.24%
ADT, Inc.	54,083	415,357
Hotels, restaurants & leisure: 2.32%
Chipotle Mexican Grill, Inc. Class A†	20,351	1,187,481
DoorDash, Inc. Class A†	14,717	2,779,011
		3,966,492
Household durables: 0.61%
Garmin Ltd.	4,782	1,032,195
Specialty retail: 0.44%
Abercrombie & Fitch Co. Class A†	3,701	441,826
Murphy USA, Inc.	607	305,266
		747,092
Textiles, apparel & luxury goods: 0.59%
Deckers Outdoor Corp.†	5,629	998,359
Consumer staples: 7.88%
Beverages: 0.88%
Coca-Cola Consolidated, Inc.	1,091	1,492,073
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 1.59%
Costco Wholesale Corp.	167	$163,640
Walmart, Inc.	26,023	2,554,418
		2,718,058
Food products: 1.65%
Archer-Daniels-Midland Co.	19,778	1,013,227
Pilgrim’s Pride Corp.†	15,747	732,865
Tyson Foods, Inc. Class A	18,928	1,069,243
		2,815,335
Household products: 1.14%
Colgate-Palmolive Co.	22,475	1,948,582
Tobacco: 2.62%
Altria Group, Inc.	31,858	1,663,943
Philip Morris International, Inc.	21,598	2,812,060
		4,476,003
Energy: 5.49%
Energy equipment & services: 0.33%
TechnipFMC PLC	18,737	563,047
Oil, gas & consumable fuels: 5.16%
ConocoPhillips	7,540	745,178
Devon Energy Corp.	1,039	35,430
Diamondback Energy, Inc.	1,295	212,846
Exxon Mobil Corp.	27,665	2,955,452
Kinder Morgan, Inc.	136,335	3,746,486
Kinetik Holdings, Inc. Class A	1,076	69,327
Marathon Petroleum Corp.	414	60,324
Ovintiv, Inc.	7,006	295,793
Valero Energy Corp.	5,154	685,482
		8,806,318
Financials: 22.54%
Banks: 5.86%
Bank of America Corp.	3,584	165,939
Citigroup, Inc.	43,056	3,506,050
East West Bancorp, Inc.	22,292	2,295,407
JPMorgan Chase & Co.	8,338	2,228,748
KeyCorp	7,829	140,766
PNC Financial Services Group, Inc.	316	63,500
Popular, Inc.	2,100	216,174
Wells Fargo & Co.	17,659	1,391,529
		10,008,113
Capital markets: 7.80%
Ameriprise Financial, Inc.	4,336	2,356,009
Charles Schwab Corp.	54,410	4,500,795
CME Group, Inc.	3,027	715,946
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
Goldman Sachs Group, Inc.	589	$377,196
Intercontinental Exchange, Inc.	20,489	3,274,757
KKR & Co., Inc.	8,093	1,352,097
Morgan Stanley	5,290	732,295
		13,309,095
Consumer finance: 0.55%
Ally Financial, Inc.	5,171	201,514
American Express Co.	720	228,564
Capital One Financial Corp.	2,503	509,886
		939,964
Financial services: 2.78%
Berkshire Hathaway, Inc. Class B†	7,325	3,433,008
Fiserv, Inc.†	1,727	373,101
Payoneer Global, Inc.†	88,595	939,107
		4,745,216
Insurance: 5.55%
Allstate Corp.	18,892	3,633,498
Hartford Financial Services Group, Inc.	6,235	695,514
Markel Group, Inc.†	682	1,247,228
Mercury General Corp.	651	32,446
Oscar Health, Inc. Class A†	29,444	488,770
Progressive Corp.	7,159	1,764,264
Prudential Financial, Inc.	1,281	154,694
Reinsurance Group of America, Inc.	355	80,890
Travelers Cos., Inc.	1,323	324,373
Unum Group	13,775	1,050,344
		9,472,021
Health care: 15.77%
Biotechnology: 4.13%
ADMA Biologics, Inc.†	5,151	83,189
Catalyst Pharmaceuticals, Inc.†	115,065	2,595,866
Exelixis, Inc.†	18,974	628,988
Gilead Sciences, Inc.	22,507	2,187,680
Neurocrine Biosciences, Inc.†	1,473	223,631
Regeneron Pharmaceuticals, Inc.†	1,975	1,329,136
		7,048,490
Health care equipment & supplies: 2.65%
Abbott Laboratories	757	96,843
Boston Scientific Corp.†	30,622	3,134,468
Intuitive Surgical, Inc.†	60	34,313
Medtronic PLC	13,909	1,263,215
		4,528,839
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Health care providers & services: 5.27%
Cardinal Health, Inc.	753	$93,116
Centene Corp.†	22,041	1,411,285
Cigna Group	10,771	3,168,936
CVS Health Corp.	36,457	2,059,091
Elevance Health, Inc.	5,694	2,253,116
		8,985,544
Life sciences tools & services: 1.12%
Danaher Corp.	8,586	1,912,446
Pharmaceuticals: 2.60%
Eli Lilly & Co.	2,341	1,898,738
Johnson & Johnson	1,339	203,729
Merck & Co., Inc.	23,667	2,338,773
		4,441,240
Industrials: 13.12%
Aerospace & defense: 3.28%
General Dynamics Corp.	5,091	1,308,285
General Electric Co.	3,350	681,960
Leonardo DRS, Inc.†	5,142	180,741
Lockheed Martin Corp.	2,038	943,492
Northrop Grumman Corp.	5,080	2,475,332
		5,589,810
Building products: 0.61%
Owens Corning	436	80,464
Trane Technologies PLC	2,650	961,287
		1,041,751
Commercial services & supplies: 1.89%
Cintas Corp.	16,079	3,224,965
Construction & engineering: 0.90%
EMCOR Group, Inc.	3,440	1,541,326
Electrical equipment: 0.02%
Atkore, Inc.	508	41,372
Ground transportation: 1.55%
CSX Corp.	80,291	2,639,165
Machinery: 4.74%
Allison Transmission Holdings, Inc.	8,949	1,051,865
Cummins, Inc.	10,173	3,624,131
Parker-Hannifin Corp.	4,830	3,415,052
		8,091,048
Passenger airlines: 0.08%
Delta Air Lines, Inc.	2,036	136,962
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Professional services: 0.02%
Booz Allen Hamilton Holding Corp. Class A	324	$41,796
Trading companies & distributors: 0.03%
Air Lease Corp. Class A	918	42,412
Information technology: 7.79%
Communications equipment: 2.37%
Arista Networks, Inc.†	26,268	3,026,862
Motorola Solutions, Inc.	2,180	1,022,965
		4,049,827
IT services: 2.16%
GoDaddy, Inc. Class A†	17,346	3,688,627
Semiconductors & semiconductor equipment: 2.55%
NVIDIA Corp.	20,193	2,424,573
QUALCOMM, Inc.	11,129	1,924,538
		4,349,111
Software: 0.60%
Commvault Systems, Inc.†	4,363	694,851
ServiceNow, Inc.†	318	323,845
		1,018,696
Technology hardware, storage & peripherals: 0.11%
Hewlett Packard Enterprise Co.	8,494	179,988
Materials: 4.70%
Chemicals: 1.48%
DuPont de Nemours, Inc.	9,081	697,421
Linde PLC	4,093	1,825,969
		2,523,390
Construction materials: 2.27%
CRH PLC	39,214	3,883,362
Containers & packaging: 0.64%
Packaging Corp. of America	5,119	1,088,607
Metals & mining: 0.31%
Freeport-McMoRan, Inc.	14,847	532,265
Real estate: 5.18%
Hotel & resort REITs: 0.14%
Park Hotels & Resorts, Inc.	17,954	242,199
Real estate management & development: 2.60%
CBRE Group, Inc. Class A†	12,703	1,838,632
Jones Lang LaSalle, Inc.†	9,193	2,599,781
		4,438,413
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 5

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Specialized REITs: 2.44%
Equinix, Inc.	3,611	$3,299,226
VICI Properties, Inc. Class A	28,907	860,562
		4,159,788
Utilities: 3.92%
Electric utilities: 3.73%
Constellation Energy Corp.	1,138	341,377
Duke Energy Corp.	5,785	647,862
Exelon Corp.	71,537	2,861,480
NRG Energy, Inc.	13,538	1,386,833
Southern Co.	13,343	1,120,145
		6,357,697
Gas utilities: 0.12%
National Fuel Gas Co.	2,934	205,468
Multi-utilities: 0.07%
DTE Energy Co.	1,017	121,918
Total common stocks (Cost $149,403,802)		167,443,373

		Yield
Short-term investments: 1.68%
Investment companies: 1.68%
Allspring Government Money Market Fund Select Class♠∞		4.32%	2,871,770	2,871,770
Total short-term investments (Cost $2,871,770)				2,871,770
Total investments in securities (Cost $152,275,572)	99.80%			170,315,143
Other assets and liabilities, net	0.20			340,110
Total net assets	100.00%			$170,655,253

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,702,211	$25,356,123	$(25,186,564)	$0	$0	$2,871,770	2,871,770	$157,948
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Portfolio

Portfolio of investments—January 31, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	9	3-21-2025	$2,719,707	$2,730,262	$10,555	$0
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 7

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Large Company Value Portfolio

Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,907,453	$0	$0	$9,907,453
Consumer discretionary	10,095,573	0	0	10,095,573
Consumer staples	13,450,051	0	0	13,450,051
Energy	9,369,365	0	0	9,369,365
Financials	38,474,409	0	0	38,474,409
Health care	26,916,559	0	0	26,916,559
Industrials	22,390,607	0	0	22,390,607
Information technology	13,286,249	0	0	13,286,249
Materials	8,027,624	0	0	8,027,624
Real estate	8,840,400	0	0	8,840,400
Utilities	6,685,083	0	0	6,685,083
Short-term investments
Investment companies	2,871,770	0	0	2,871,770
	170,315,143	0	0	170,315,143
Futures contracts	10,555	0	0	10,555
Total assets	$170,325,698	$0	$0	$170,325,698
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of January 31, 2025, $275,000 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Large Company Value Portfolio | 9